Defined contribution plan	12 Months Ended
Dec. 31, 2022
Defined contribution plan
Defined contribution plan

13.Defined contribution plan

The Company has a defined-contribution savings plan under Section 401(k) of the IRC. The 401(k) Plan covers all employees who meet defined minimum age and service requirements and allows participants to defer a portion of their annual compensation on a pre-tax basis. The Company has not made any employer contributions to the 401(k) Plan as of December 31, 2022 and 2021.